Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of options

	For the years ended December 31,
	2017	2018	2019
Risk-free interest rates	2.26%-2.57%	2.97%-3.13%	1.50%-2.90%
Expected volatility	48.08%-49.35%	46.23%-48.63%	43.52%-57.59%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.80	2.80	2.80
Post-vesting forfeit rate	0%	0%	0%
Fair value of underlying Ordinary Shares	$0.0858-$0.5359	$1.5146-$5.7400	$4.8550-$8.9875
Fair value of share option	$0.0808-$0.5302	$1.5091-$5.7335	$4.8485-$8.9810

Schedule of recognized share-based compensation expenses

	For the years ended
	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Costs of revenues	796	3,488	23,835	3,424
Sales and marketing expenses	1,675	405,805	860,862	123,655
General and administrative expenses i) / ii)	108,141	6,296,186	786,641	112,994
Research and development	5,893	136,094	886,368	127,319
	116,505	6,841,573	2,557,706	367,392

i)     For the year ended December 31, 2017, the Company recorded RMB103,125, in share-based compensation expenses in connection with the repurchase of Class B ordinary shares from the Founder. No such transaction took place during the years ended December 31, 2018 and 2019.

ii)    In April 2018, the Company issued 254,473,500 Class A ordinary shares to a company controlled by the Founder at the par value of US$0.000005 per share pursuant to a shareholders’ resolution. The difference between the par value and estimated fair value of ordinary shares on the grant date was recorded as a one-time share-based compensation expense of RMB5,953,717 in general and administration expenses. No such transaction took place during the years ended December 31, 2017 and 2019.

RSU
Share-Based Compensation
Summary of Group's share-based compensation activities

		Weighted
		average
	Number	grant date
	of RSUs	fair value
		US$
Outstanding as of January 1, 2018	—	—
Granted	8,295,240	6.2519
Outstanding as of December 31, 2018	8,295,240	6.2519
Granted	36,409,188	6.7698
Vested	(567,636)	6.9225
Forfeited	(2,761,724)	6.4514
Outstanding as of December 31, 2019	41,375,068	6.6855

Stock option
Share-Based Compensation
Summary of Group's share-based compensation activities

			Weighted		Weighted
		Weighted	average		average
		average	grant	Aggregate	remaining
	Number of	exercise	date fair	intrinsic	contractual
	share options	price	value	value	term
		US$	US$	US$	Years
Outstanding as of January 1,2017	203,733,060	0.0065	0.0301	10,390	9.25
Granted	78,560,000	0.0065	0.1736
Forfeited	(9,850,200)	0.0065	0.0544
Outstanding as of December 31, 2017	272,442,860	0.0065	0.0706	144,258	8.57
Granted	359,390,000	0.0065	3.6289
Forfeited	(2,240,000)	0.0065	2.5006
Outstanding as of December 31, 2018	629,592,860	0.0065	2.0931	3,527,924	8.64
Granted	76,665,380	0.0065	7.7632
Forfeited	(7,937,140)	0.0065	5.7059
Outstanding as of December 31, 2019	698,321,100	0.0065	2.6745	6,598,087	7.83
Vested and expected to vest as of December 31, 2019	698,321,100	0.0065	2.6745	6,598,087	7.83
Exercisable as of December 31,2019	298,464,265	0.0065	1.1083	2,820,040	7.01